Restricted Cash (Details) - Schedule of Restricted Cash - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 306,081	$ 302,906	$ 321,801
Pledge of bank deposit [Member]
Schedule of Restricted Cash [Line Items]
Restricted cash	$ 306,081	$ 302,906